PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Accumulated Depreciation, Depreciation	$ 1,712	$ 119
Property Plant And Equipment	4,565
Construction in Progress [Member]
Statement [Line Items]
Balance, Beginning	905
Additions	321
Business Combinations (note 8)	0
Foreign Exchange Translation	(52)
Balance, Ending	1,174
Accumulated Depreciation, Balance Beginning	0
Accumulated Depreciation, Depreciation	0
Accumulated Depreciation, Disposals	0
Accumulated Depreciation, Foreign Exchange Translation	0
Property, plant and equipment, Carrying Value			$ 905
Accumulated Depreciation, Balance Ending	0
Property Plant And Equipment	1,174
Total [Member]
Statement [Line Items]
Balance, Beginning	5,505
Additions	2,755
Business Combinations (note 8)	1,308
Foreign Exchange Translation	(233)
Balance, Ending	9,335
Accumulated Depreciation, Balance Beginning	(526)
Accumulated Depreciation, Depreciation	658
Accumulated Depreciation, Disposals	20
Accumulated Depreciation, Foreign Exchange Translation	33
Property, plant and equipment, Carrying Value			4,979
Accumulated Depreciation, Balance Ending	(1,131)
Property Plant And Equipment	8,204
Buildings
Statement [Line Items]
Balance, Beginning	928
Additions	23
Business Combinations (note 8)	0
Foreign Exchange Translation	(38)
Balance, Ending	913
Accumulated Depreciation, Balance Beginning	(44)
Accumulated Depreciation, Depreciation	44
Accumulated Depreciation, Disposals	0
Accumulated Depreciation, Foreign Exchange Translation	4
Property, plant and equipment, Carrying Value			884
Accumulated Depreciation, Balance Ending	(84)
Property Plant And Equipment	829
Land
Statement [Line Items]
Balance, Beginning	112
Additions	305
Business Combinations (note 8)	0
Foreign Exchange Translation	(22)
Balance, Ending	395
Accumulated Depreciation, Balance Beginning	0
Accumulated Depreciation, Depreciation	0
Accumulated Depreciation, Disposals	0
Accumulated Depreciation, Foreign Exchange Translation	0
Property, plant and equipment, Carrying Value			27
Accumulated Depreciation, Balance Ending	0
Property Plant And Equipment	395
Machinery and Office Equipment [Member]
Statement [Line Items]
Balance, Beginning	1,991
Additions	53
Business Combinations (note 8)	506
Foreign Exchange Translation	(71)
Balance, Ending	2,479
Accumulated Depreciation, Balance Beginning	(169)
Accumulated Depreciation, Depreciation	229
Accumulated Depreciation, Disposals	20
Accumulated Depreciation, Foreign Exchange Translation	12
Property, plant and equipment, Carrying Value			1,822
Accumulated Depreciation, Balance Ending	(366)
Property Plant And Equipment	2,113
Vehicles [Member]
Statement [Line Items]
Balance, Beginning	37
Additions	0
Business Combinations (note 8)	30
Foreign Exchange Translation	(1)
Balance, Ending	66
Accumulated Depreciation, Balance Beginning	(10)
Accumulated Depreciation, Depreciation	2
Accumulated Depreciation, Disposals	0
Accumulated Depreciation, Foreign Exchange Translation	0
Property, plant and equipment, Carrying Value			112
Accumulated Depreciation, Balance Ending	(12)
Property Plant And Equipment	54
Subtotal [Member]
Statement [Line Items]
Balance, Beginning	3,973
Additions	702
Business Combinations (note 8)	536
Foreign Exchange Translation	(184)
Balance, Ending	5,027
Accumulated Depreciation, Balance Beginning	(223)
Accumulated Depreciation, Depreciation	275
Accumulated Depreciation, Disposals	20
Accumulated Depreciation, Foreign Exchange Translation	16
Property, plant and equipment, Carrying Value			3,750
Accumulated Depreciation, Balance Ending	(462)
Property Plant And Equipment	4,565
Right Of Use Assets [Member]
Statement [Line Items]
Balance, Beginning	1,532
Additions	2,053
Business Combinations (note 8)	772
Foreign Exchange Translation	(49)
Balance, Ending	4,308
Accumulated Depreciation, Balance Beginning	(303)
Accumulated Depreciation, Depreciation	383
Accumulated Depreciation, Disposals	0
Accumulated Depreciation, Foreign Exchange Translation	17
Property, plant and equipment, Carrying Value			$ 1,229
Accumulated Depreciation, Balance Ending	(669)
Property Plant And Equipment	$ 3,639